FORWARD FUNDS

Supplement dated April 13, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus, Forward Funds Class A, Class B, Class C, and Class M Prospectus

(together, the “Prospectuses”), and the Forward Funds Statement of Additional Information

each dated May 1, 2011, as supplemented

The following information applies to the Forward Banking and Finance Fund and Forward Growth Fund (together, the “Funds”) only:

The Funds are no longer offered and all references to the Funds are hereby deleted from the Prospectuses and Statement of Additional Information.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP EMRLD 04132012